EQUIPMENT (Details) - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	$ 370,940	$ 186,164	$ 183,132	$ 143,301	$ 114,472
Accumulated Depreciation	167,195	109,414	96,029	42,672	36,550
Property, Plant and Equipment, Net	203,745	76,750	87,103	100,629	77,922
Computers and electronics [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	165,003	152,246	148,214	107,369	77,650
Accumulated Depreciation	117,632	96,379	84,072	33,933	27,438
Property, Plant and Equipment, Net	47,371	55,867	64,142	73,436	50,212
Capital leases of IT equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	23,019	0
Accumulated Depreciation	2,303	0
Property, Plant and Equipment, Net	20,716	0
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	27,496	22,496	23,496	23,832	24,909
Accumulated Depreciation	12,289	10,118	9,478	7,689	7,325
Property, Plant and Equipment, Net	15,207	12,378	14,018	16,143	17,584
Demonstration Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	144,000	0
Accumulated Depreciation	30,859	0
Property, Plant and Equipment, Net	113,141	0
Tools and Parts [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	11,422	11,422	11,422	12,100	11,913
Accumulated Depreciation	4,112	2,917	2,479	1,050	1,787
Property, Plant and Equipment, Net	$ 7,310	$ 8,505	$ 8,943	$ 11,050	$ 10,126